Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
Columbia Seligman Global Technology Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (including sales charges)
Account Value	$ 57,119	$ 40,371	$ 33,977	$ 45,146	$ 27,614	$ 22,076	$ 16,952	$ 17,669	$ 12,484	$ 10,805	$ 9,425
Columbia Seligman Global Technology Fund - Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name	Advisor Class
Account Value	$ 62,129	43,805	36,771	48,738	29,737	23,711	18,167	18,886	13,312	11,495	10,000
Columbia Seligman Global Technology Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (including sales charges)
Account Value	$ 56,211	40,034	33,936	45,440	28,003	22,552	17,453	18,328	13,046	11,381	10,000
Columbia Seligman Global Technology Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 62,139	43,814	36,776	48,749	29,745	23,719	18,171	18,888	13,316	11,494	10,000
Columbia Seligman Global Technology Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 2 Class
Account Value	$ 62,589	44,109	37,001	49,019	29,895	23,823	18,237	18,952	13,351	11,513	10,000
Columbia Seligman Global Technology Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional 3 Class
Account Value	$ 62,306	43,881	36,798	48,724	29,701	23,659	18,103	18,800	13,246	11,465	10,000
Columbia Seligman Global Technology Fund - Class R
Account Value [Line Items]
Line Graph and Table Measure Name	Class R
Account Value	$ 59,118	41,888	35,335	47,076	28,868	23,134	17,810	18,607	13,181	11,437	10,000
Columbia Seligman Global Technology Fund - Class S
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 60,621	42,834	36,050	47,901	29,300	23,423	17,987	18,747	13,246	11,465	10,000
MSCI ACWI Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Account Value	$ 23,808	17,929	16,225	20,270	14,766	14,078	12,503	12,568	10,201	9,997	10,000
MSCI World Information Technology Index (Net) [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World Information Technology Index (Net)
Account Value	$ 59,481	$ 40,031	$ 31,698	$ 42,478	$ 28,943	$ 21,835	$ 18,014	$ 16,487	$ 11,960	$ 10,969	$ 10,000